Business combinations - Summary of Payment Schedule For Acquisitions Of Subsidiaries (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Payment For Acquisition of Subsidiaries [Line Items]
Accounts Payable From Acquisition Of Subsidiaries Current And Noncurrent	$ 6,423	$ 4,000	$ 9,433
Later than one year [member]
Schedule of Payment For Acquisition of Subsidiaries [Line Items]
Accounts Payable From Acquisition Of Subsidiaries Current And Noncurrent	4,260
Later than one year and not later than two years [member]
Schedule of Payment For Acquisition of Subsidiaries [Line Items]
Accounts Payable From Acquisition Of Subsidiaries Current And Noncurrent	$ 2,163